As filed with the Securities and Exchange Commission
on February 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2010

Date of reporting period:  12/31/2009

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2009 (Unaudited)
	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 80.11%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	11,500	$370,875	2.95%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	8,000	566,480	4.50

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	16,000	385,760	3.07

COMMERCIAL BANKING
Bank of New York Mellon Corp.	11,500	321,655	2.56

COMPUTER STORAGE DEVICE MANUFACTURING
EMC Corp. (a)	20,000	349,400	2.77

COMPUTER TERMINAL MANUFACTURING
Dell, Inc. (a)	19,000	272,840	2.17

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Devon Energy Corp.	6,000	441,000	3.50

DATA PROCESSING
Fiserv, Inc. (a)	12,000	581,760	4.62

DIRECT LIFE INSURANCE CARRIERS
Delphi Financial Group	13,500	301,995	2.40

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
Travelers Companies, Inc.	11,000	548,460	4.36

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	4,300	232,587	1.85

HOME CENTERS
Lowe's Cos., Inc.	10,000	233,900	1.86

HYDROELECTRIC POWER GENERATION
Iberdrola SA - ADR (b)	8,200	310,370	2.47

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc. (a)	8,500	264,095	2.10

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	5,500	315,535	2.51

MEDICAL LABORATORIES
Quest Diagnostics	9,000	543,420	4.32

OFFICE MACHINERY MANUFACTURING
Scientific Games Corp. (a)	21,000	305,550	2.43

OTHER COMPUTER PERIPHERAL EQUIPMENT MANUFACTURING
Diebold, Inc.	10,000	284,500	2.26

PETROLEUM REFINERIES
ConocoPhillips	12,000	612,840	4.87

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson	8,800	566,808	4.50

	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. of Saskatchewan (b)	3,500	$379,750	3.02%

SERVICE INDUSTRY MACHINERY MANUFACTURING
CAE, Inc. (b)	55,700	458,411	3.64

SOFTWARE PUBLISHERS
Microsoft Corp.	20,000	609,800	4.84
Oracle Corp.	17,000	417,180	3.32
		1,026,980	8.16
SOLID WASTE LANDFILL
Waste Management, Inc.	12,000	405,720	3.22
TOTAL COMMON STOCKS (Cost $7,999,257)		10,080,691	80.11

U.S. TREASURY NOTE - 12.06%
U.S. Treasury Note, Due 09/30/2010	$1,500,000	1,517,813	12.06
TOTAL U.S. TREASURY NOTE (Cost $1,516,375)		1,517,813	12.06

SHORT-TERM INVESTMENTS - 7.91%
INVESTMENT COMPANIES
AIM STIT-STIC Prime Portfolio, 0.10%	490,000	490,000	3.89
Fidelity Institutional Prime Money Market Portfolio, 0.20%	490,000	490,000	3.89
First American Prime Obligations Fund, 0.05%	16,429	16,429	0.13
TOTAL SHORT-TERM INVESTMENTS (Cost $996,429)		996,429	7.91
Total Investments (Cost $10,512,061) - 100.08%		12,594,933	100.08
Liabilities in Excess of Other Assets - (0.08)%		(10,486)	(0.08)
TOTAL NET ASSETS - 100.00%		$12,584,447	100.00%

Notes:

ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

	Cost of investments	$ 10,512,061
	Gross unrealized appreciation	2,711,546
	Gross unrealized depreciation	(628,674)
	Net unrealized appreciation	$ 2,082,872

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Measurements at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009 (Unaudited):

Equity	Level 1	Level 2	Level 3	Total
Amusement & Theme Parks	$ 370,875	$ -	$ -	$ 370,875
Breakfast Cereal Manufacturing	566,480	-	-	566,480
Clothing Accessories Stores	385,760	-	-	385,760
Commercial Banking	321,655	-	-	321,655
Computer Storage Device Manufacturing	349,400	-	-	349,400
Computer Terminal Manufacturing	272,840	-	-	272,840
Crude Petroleum & Natural Gas Extraction	441,000	-	-	441,000
Data Processing	581,760	-	-	581,760
Direct Life Insurance Carriers	301,995	-	-	301,995
Direct Property & Casualty Insurance Carriers	548,460	-	-	548,460
Farm Machinery & Equipment Manufacturing	232,587	-	-	232,587
Home Centers	233,900			233,900
Hydroelectric Power Generation	310,370	-	-	310,370
Instrument Manufacturing For Measuring	264,095	-	-	264,095
Local Messengers & Local Delivery	315,535	-	-	315,535
Medical Laboratories	543,420	-	-	543,420
Office Machinery Manufacturing	305,550	-	-	305,550
Other Computer Peripheral Equipment Manufacturing	284,500	-	-	284,500
Petroleum Refineries	612,840	-	-	612,840
Pharmaceutical Preparation Manufacturing	566,808	-	-	566,808
Potash, Soda, & Borate Mineral Mining	379,750	-	-	379,750
Service Industry Machinery Manufacturing	458,411	-	-	458,411
Software Publishers	1,026,980	-	-	1,026,980
Solid Waste Landfill	405,720	-	-	405,720
Total Equity	10,080,691	-	-	10,080,691

Fixed Income
U.S. Treasury Note	-	1,517,813	-	1,517,813
Total Fixed Income	-	1,517,813	-	1,517,813

Short-Term Investments	996,429	-	-	996,429

Total Investments in Securities	11,077,120	1,517,813	-	12,594,933

Other Financial Instruments*	$ -	$ -	$ -	$ -

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date       2/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date       2/23/10

* Print the name and title of each signing officer under his or her signature.